Stock-Based Compensation (Performance Stock Awards) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 16,528	$ 5,553
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Dividend Yield	0.00%	0.00%
Expected Volatility	49.69%	43.73%
Risk-Free Rate	1.00%	0.70%
Expected Life (Years)	2 years 10 months 21 days	2 years 7 months 24 days
Weighted average fair value of performance stock unit awards	$ 21.61	$ 38.77
Total unrecognized compensation expense	$ 10,800
Performance Shares | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 6,700	$ 2,800